Earnings(loss) per share	12 Months Ended
Dec. 31, 2023
Earnings(loss) per share
Earnings/(loss) per share

12.  Earnings/(loss) per share

Basic and diluted earnings per share are calculated by dividing the profit/(loss) attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

The weighted average ordinary shares outstanding were 1,002,201,016, 1,003,303,952 and 2,109,776,108 for 2021, 2022 and 2023, respectively.

Prior to December 17, 2014, each American Depository Share (“ADS”) represented the right to receive four (4) ordinary shares, par value $0.00005 per share (the “Shares”), from December 18, 2014, the right to receive sixteen (16) Shares, from December 28, 2017, the right to receive forty-eight (48) Shares, and from July 25, 2023, the right to receive four hundred and eighty (480) Shares.

Computation of basic and diluted earnings/(loss) per share:

	2021 RMB’000	2022 RMB’000	2023 RMB’000
Net profit/(loss) attributable to the equity holders of the Company - numerator for basic and diluted earnings/(loss) per share	(102,458)	(24,275)	(316,642)
Number of shares in thousands
Weighted average share outstanding - denominator for basic and diluted earnings/(loss) per share	1,002,201	1,003,304	2,109,776
Basic and diluted earnings/(loss) per share	(0.10)	(0.02)	(0.15)